INTANGIBLE ASSETS, NET (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Software Copyright	$ 2,774,975	$ 2,733,062
Others	43,391	42,736
Intangible Assets, Gross	2,818,366	2,775,798
Less: Accumulated and amortization	(154,675)	(81,359)
Intangible assets, net	$ 2,663,691	$ 2,694,439